Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss attributable to A123 Systems, Inc. and non-contolling interest	$ (257,757)	$ (152,937)	$ (86,589)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	25,195	17,036	13,230
Noncash rent	(200)	896	506
Noncash foreign exchange gain on intercompany loan		(424)	(883)
Noncash loss on equity investments	791	849
Impairment of long-lived and intangible assets	4,354	758	931
Impairment of long-term investment	11,612
Unrealized loss on preferred stock warrant liability			515
Gain on asset transfer and subsequent deconsolidation of variable interest entity (VIE)	(1,255)
Loss on disposal of property and equipment	42	250	49
Amortization of debt issuance costs and noncash interest expense	2,629	306	65
Stock-based compensation	14,085	11,762	8,553
Changes in current assets and liabilities, excluding the effect of deconsolidation of VIE:
Accounts receivable	(19,844)	(9,401)	17
Inventory	(55,948)	(10,556)	(1,646)
Deferred cost	(5,234)	(664)
Prepaid expenses and other assets	(2,132)	(2,598)	1,975
Accounts payable	2,020	9,199	(4,339)
Accrued expenses	10,361	2,568	(474)
Deferred revenue	10,956	55	(5,487)
Other liabilities	8,735	5,066	18
Net cash used in operating activities	(251,590)	(127,835)	(73,559)
Cash flows from investing activities:
Decrease (increase) in restricted cash	10,692	(8,635)	(1,762)
Purchases of and deposits on property, plant and equipment	(123,278)	(177,233)	(39,430)
Proceeds from sale of property and equipment			19
Proceeds from government grant	33,665	78,187
Purchase of investments	(3,287)	(14,862)
Net cash used in investing activities	(82,208)	(122,543)	(41,173)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of offering costs	140,187		395,812
Proceeds from government grant	900	9,750	3,900
Proceeds from exercise of stock options	2,007	4,301	369
Proceeds from revolving credit lines, net of issuance costs	37,753
Proceeds from issuance of debt, net of offering costs	138,824	2,500	8,584
Principal payments on revolving credit line	(8,000)
Principal payments on long term debt	(5,379)	(6,484)	(6,166)
Payments on capital lease obligations	(3,027)	(706)	(653)
Contributions from noncontrolling interest	600	532
Net proceeds from issuance of redeemable convertible preferred stock			99,590
Net cash provided by financing activities	303,865	9,893	501,436
Effect of foreign exchange rates on cash and cash equivalents	(15)	204	(92)
Net increase (decrease) in cash and cash equivalents	(29,948)	(240,281)	386,612
Cash and cash equivalents at beginning of period	216,841	457,122	70,510
Cash and cash equivalents at end of period	186,893	216,841	457,122
Supplemental cash flow information - cash paid for interest	3,696	1,033	1,189
Noncash investing and financing activities:
Issuance of note for consulting services			830
Purchase of equipment under capital leases	153	20,022	572
Increase in accounts payable and accrued expenses for property, plant and equipment	9,584	53,257	1,939
Deferred offering costs included in accounts payable and accrued expenses			221
Issuance of common stock for investment		7,495
Fulfillment of government grants with advanced proceeds	$ 925	$ 12,790